INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of components of provision for income taxes

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Income (Loss) before Income Tax
Canada	18,354,204	(23,378,980)	2,616,980
Other	49,228,109	(50,984,454)	(203,205,487)

	67,582,313	(74,363,434)	(200,588,507)

Current Tax
Canada	9,563,915	8,047,733	2,447,930
Other	13,793,997	13,078,893	13,249,752

	23,357,912	21,126,626	15,697,682

Deferred Tax
Canada	(848,566)	2,577,854	1,713,862
Other	(5,755,429)	(7,164,540)	(22,844,954)

	(6,603,995)	(4,586,686)	(21,131,092)

Total Income Tax (Benefit) Expense
Canada	8,715,349	10,625,587	4,161,792
Other	8,038,568	5,914,353	(9,595,202)

	16,753,917	16,539,940	(5,433,410)

Schedule of tax rates applicable on the Company's major operating subsidiaries in China

Company	Applicable enterprise income tax rate under the new EIT Law
CSI Solartronics (Changshu) Co., Ltd.	25%
CSI Solar Technologies Inc.	Exempted for 2008 and 2009, and 12.5% for 2010, 2011 and 2012 (half reduction of 25%)
CSI Cells Co., Ltd.	Exempted for 2008, 12.5% for 2009, 2010 and 2011 (half reduction of 25%), and 15% for 2012, 2013 and 2014 resulting from its HNTE status
Canadian Solar Manufacturing (Luoyang) Inc.	Exempted for 2008, 12.5% for 2009, 2010 and 2011 (half reduction of 25%), and 25% for 2012 onwards
Canadian Solar Manufacturing (Changshu) Inc	Exempted for 2008 and 2009, 12.5% for 2010, 2011 and 2012 (half reduction of 25%), and 25% for 2012 onwards
CSI Solar Power (China) Inc.	25%

Schedule of movement and balance of the Company's liability for uncertain tax positions

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Beginning balance	8,953,568	9,191,281	9,453,041
Addition for tax positions related to the current year	—	736,707	1,789,167
Addition for tax positions from prior years	342,617	—	—
Reductions for tax positions from prior years/Statute of limitations expirations	(104,904)	(474,947)	—

Ending balance	9,191,281	9,453,041	11,242,208

Schedule of components of the deferred tax assets and liabilities

	At December 31, 2011	At December 31, 2012
	$	$
Deferred tax assets:
Accrued warranty costs	11,591,771	9,208,666
Bad debt provision	6,231,452	12,113,049
Issuance costs	1,006,272	339,267
Inventory write-down	4,434,180	6,649,004
Depreciation difference of property, plant and equipment	10,826,169	17,920,711
Contingent liabilities	—	4,508,086
Net operating losses carry-forward	37,960,792	69,189,405
Others	2,694,473	3,158,341

Total deferred tax assets	74,745,109	123,086,529
Valuation allowance	(39,745,271)	(54,140,359)

Total deferred tax assets, net of valuation allowance	34,999,838	68,946,170

Analysis as:
Current	11,773,066	29,863,674
Non-current	23,226,772	39,082,496

	34,999,838	68,946,170

Deferred tax liabilities:
Financial derivatives assets	340,817	700,184
Acquisition of subsidiaries	1,230,740	—
Depreciation difference of property, plant and equipment	—	4,644,722
Basis difference relating to SkyPower acquisition	—	62,572,569
Others	591,555	709,052

Total deferred tax liabilities	2,163,112	68,626,527

Analysis as:
Current	2,163,112	12,474,952
Non-current	—	56,151,575

	2,163,112	68,626,527

Schedule of reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes

	Years Ended December 31,
	2010	2011	2012
Combined federal and provincial income tax rate	31%	28%	27%
Expenses not deductible for tax purpose	3%	(19)%	(1)%
Tax exemption and tax relief granted to the Company	(10)%	25%	—
Effect of different tax rate of subsidiary operations in other jurisdiction	(3)%	(3)%	(7)%
Unrecognized tax benefits	1%	(1)%	(1)%
Valuation allowance	2%	(51)%	(14)%
Exchange gain (loss)	1%	(1)%	(1)%

	25%	(22)%	3%

Schedule of aggregate amount and per share effect of the tax holiday

	Years Ended December 31,
	2010	2011	2012
	$	$	$
The aggregate dollar effect	6,781,702	18,162,641	—

Per share effect—basic	0.16	0.42	—

Per share effect—diluted	0.16	0.42	—